CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Tax benefit (loss) from discontinued operations	$ 1,221	$ (21)	$ 2,905